Fair Value Measurements - Financial Assets and Liabilities Measured at Fair Value (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	$ 5,852.5	$ 5,374.4
Liabilities	(1,606.6)	(1,973.7)
Unamortized deferred transaction costs	34.6	77.8
Notes | Unamortized deferred transactions costs
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Unamortized deferred transaction costs	2.9	3.6
Term Loan | Unamortized deferred transactions costs
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Unamortized deferred transaction costs		3.7
Carrying Amount
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	558.2	472.0
Liabilities	(652.7)	(1,084.7)
Carrying Amount | Currency contracts
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities		(9.8)
Carrying Amount | Long-term debt | Notes
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities	(451.7)	(452.0)
Carrying Amount | Long-term debt | Term Loan
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities		(400.8)
Carrying Amount | Long-term debt | Equipment loans
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities	(1.0)	(2.1)
Carrying Amount | Long-term debt | Credit facility
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities	(200.0)	(220.0)
Carrying Amount | Cash and cash equivalents
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	421.9	347.5
Carrying Amount | Short-term investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	1.0	1.0
Carrying Amount | Restricted cash
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	71.0	68.4
Carrying Amount | Marketable securities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	18.4	10.3
Carrying Amount | Bond fund investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	1.0	1.0
Carrying Amount | Other investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	23.5
Carrying Amount | Deferred consideration from the sale of Sadiola
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	19.1	17.1
Carrying Amount | Embedded derivative
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	0.0	0.0
Carrying Amount | Embedded derivative | Term Loan
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets		26.7
Carrying Amount | Currency contracts
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	2.0
Carrying Amount | Gold bullion contracts | Option contracts
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	0.3
Recurring fair value measurement
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	558.2	472.0
Liabilities	(652.1)	(1,117.1)
Recurring fair value measurement | Currency contracts
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities		(9.8)
Recurring fair value measurement | Long-term debt | Notes
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities	(451.1)	(435.8)
Recurring fair value measurement | Long-term debt | Term Loan
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities	0.0	(449.2)
Recurring fair value measurement | Long-term debt | Equipment loans
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities	(1.0)	(2.3)
Recurring fair value measurement | Long-term debt | Credit facility
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities	(200.0)	(220.0)
Recurring fair value measurement | Cash and cash equivalents
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	421.9	347.5
Recurring fair value measurement | Short-term investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	1.0	1.0
Recurring fair value measurement | Restricted cash
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	71.0	68.4
Recurring fair value measurement | Marketable securities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	18.4	10.3
Recurring fair value measurement | Bond fund investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	1.0	1.0
Recurring fair value measurement | Other investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	23.5
Recurring fair value measurement | Deferred consideration from the sale of Sadiola
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	19.1	17.1
Recurring fair value measurement | Embedded derivative | Notes
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	0.0
Recurring fair value measurement | Embedded derivative | Term Loan
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets		26.7
Recurring fair value measurement | Currency contracts
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	2.0
Recurring fair value measurement | Level 1
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	536.8	428.2
Liabilities	(451.1)	(435.8)
Recurring fair value measurement | Level 1 | Currency contracts
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities		0.0
Recurring fair value measurement | Level 1 | Long-term debt | Notes
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities	(451.1)	(435.8)
Recurring fair value measurement | Level 1 | Long-term debt | Term Loan
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities		0.0
Recurring fair value measurement | Level 1 | Long-term debt | Equipment loans
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities	0.0	0.0
Recurring fair value measurement | Level 1 | Long-term debt | Credit facility
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities	0.0	0.0
Recurring fair value measurement | Level 1 | Cash and cash equivalents
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	421.9	347.5
Recurring fair value measurement | Level 1 | Short-term investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	1.0	1.0
Recurring fair value measurement | Level 1 | Restricted cash
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	71.0	68.4
Recurring fair value measurement | Level 1 | Marketable securities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	18.4	10.3
Recurring fair value measurement | Level 1 | Bond fund investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	1.0	1.0
Recurring fair value measurement | Level 1 | Other investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	23.5
Recurring fair value measurement | Level 1 | Deferred consideration from the sale of Sadiola
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	0.0	0.0
Recurring fair value measurement | Level 1 | Embedded derivative | Term Loan
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets		0.0
Recurring fair value measurement | Level 1 | Currency contracts
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	0.0
Recurring fair value measurement | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	2.3	26.7
Liabilities	(201.0)	(681.3)
Recurring fair value measurement | Level 2 | Currency contracts
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities		(9.8)
Recurring fair value measurement | Level 2 | Long-term debt | Notes
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities	0.0	0.0
Recurring fair value measurement | Level 2 | Long-term debt | Term Loan
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities		(449.2)
Recurring fair value measurement | Level 2 | Long-term debt | Equipment loans
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities	(1.0)	(2.3)
Recurring fair value measurement | Level 2 | Long-term debt | Credit facility
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities	(200.0)	(220.0)
Recurring fair value measurement | Level 2 | Cash and cash equivalents
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	0.0	0.0
Recurring fair value measurement | Level 2 | Short-term investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	0.0	0.0
Recurring fair value measurement | Level 2 | Restricted cash
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	0.0	0.0
Recurring fair value measurement | Level 2 | Marketable securities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	0.0	0.0
Recurring fair value measurement | Level 2 | Bond fund investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	0.0	0.0
Recurring fair value measurement | Level 2 | Other investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	0.0
Recurring fair value measurement | Level 2 | Deferred consideration from the sale of Sadiola
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	0.0	0.0
Recurring fair value measurement | Level 2 | Embedded derivative | Term Loan
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets		26.7
Recurring fair value measurement | Level 2 | Currency contracts
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	2.0
Recurring fair value measurement | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	19.1	17.1
Liabilities	0.0	0.0
Recurring fair value measurement | Level 3 | Currency contracts
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities		0.0
Recurring fair value measurement | Level 3 | Long-term debt | Notes
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities	0.0	0.0
Recurring fair value measurement | Level 3 | Long-term debt | Term Loan
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities		0.0
Recurring fair value measurement | Level 3 | Long-term debt | Equipment loans
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities	0.0	0.0
Recurring fair value measurement | Level 3 | Long-term debt | Credit facility
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities	0.0	0.0
Recurring fair value measurement | Level 3 | Cash and cash equivalents
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	0.0	0.0
Recurring fair value measurement | Level 3 | Short-term investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	0.0	0.0
Recurring fair value measurement | Level 3 | Restricted cash
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	0.0	0.0
Recurring fair value measurement | Level 3 | Marketable securities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	0.0	0.0
Recurring fair value measurement | Level 3 | Bond fund investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	0.0	0.0
Recurring fair value measurement | Level 3 | Other investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	0.0
Recurring fair value measurement | Level 3 | Deferred consideration from the sale of Sadiola
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	19.1	17.1
Recurring fair value measurement | Level 3 | Embedded derivative | Term Loan
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets		$ 0.0
Recurring fair value measurement | Level 3 | Currency contracts
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	0.0
Recurring fair value measurement | Gold bullion contracts | Option contracts
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	0.3
Recurring fair value measurement | Gold bullion contracts | Level 1 | Option contracts
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	0.0
Recurring fair value measurement | Gold bullion contracts | Level 2 | Option contracts
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	0.3
Recurring fair value measurement | Gold bullion contracts | Level 3 | Option contracts
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	$ 0.0